Vessels, net, Movement (Details) $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($)
Vessels, net [Abstract]
Beginning balance	$ 51,268
Ending balance	49,547
Vessels [Member]
Vessels cost [Abstract]
Beginning balance	57,213
Ending balance	57,213
Accumulated depreciation [Abstract]
Beginning balance	(5,945)
Depreciation and amortization expenses	(1,721)
Ending balance	(7,666)
Vessels, net [Abstract]
Beginning balance	51,268
Depreciation and amortization expenses	(1,721)
Ending balance	$ 49,547